Interim Condensed Consolidated Statements of Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue	$ 4,816	$ 11,742	$ 7,466	$ 14,925
Cost of sales	(3,223)	(10,718)	(5,399)	(13,691)
Gross profit	1,593	1,024	2,067	1,234
Expenses
Sales and administration	2,043	2,371	3,955	4,751
Stock-based compensation	191	166	389	463
Amortization	205	699	418	1,319
Interest and finance costs	957	599	1,640	1,186
Change in fair value of embedded derivatives	(63)		(154)
Gain on modification of debt		(803)		(803)
Foreign exchange (gain) loss	(1,048)	1,572	(1,054)	784
Expenses	2,285	4,604	5,194	7,700
Loss before taxes	(692)	(3,580)	(3,127)	(6,466)
Current income tax expense	9	209	9	209
Net loss	$ (701)	$ (3,789)	$ (3,136)	$ (6,675)
Loss per share
Basic	$ (0.02)	$ (0.10)	$ (0.07)	$ (0.18)
Diluted	$ (0.02)	$ (0.10)	$ (0.07)	$ (0.18)
Weighted average number of common shares outstanding
Basic and diluted	45,541,736	37,569,536	45,541,736	37,569,536
Vehicle Sales [Member]
Revenue
Revenue	$ 3,500	$ 10,117	$ 4,967	$ 11,819
Other [Member]
Revenue
Revenue	$ 1,316	$ 1,625	$ 2,499	$ 3,106